Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2025 and December 31, 2024 are summarized below:

	Asset Derivatives as of December 31, 2025(*)	Asset Derivatives as of December 31, 2024(*)	Liability Derivatives as of December 31, 2025(**)	Liability Derivatives as of December 31, 2024(**)
Derivatives designated as hedging instruments
Foreign exchange contracts	$83,734	$104,317	$91,813	$17,836
Cross-currency interest rate swaps	2,315	—	—	29,202
	$86,049	$104,317	$91,813	$47,038
Derivatives not designated as hedging instruments
Foreign exchange contracts	4,152	2,615	954	5,905
	$90,201	$106,932	$92,767	$52,943

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2025, 2024 and 2023 are summarized below:

Gain (Loss) Recognized in Other Comprehensive Income, net (*):

	as of December 31, 2025	as of December 31, 2024	as of December 31, 2023
Payroll	$135,725	$(18,324)	$(64,512)
Gain from projects (Hedging)	(170,932)	69,597	(55,269)
	$(35,207)	$51,273	$(119,781)

Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*):

	as of December 31, 2025	as of December 31, 2024	as of December 31, 2023
Payroll	$(104,709)	$(36,927)	$(125,063)
Gain from projects (Hedging)	14,905	13,206	21,442
Foreign exchange contracts	$(89,804)	$(23,721)	$(103,621)

(*)    Presented as part of revenues, cost of revenue and equity in net earnings of affiliated companies and partnerships.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

B.    EFFECT ON CASH FLOW HEDGING (Cont.)

Amount Excluded from Effectiveness Testing Recognized in Income (*):

	as of December 31, 2025	as of December 31, 2024	as of December 31, 2023
Foreign exchange contracts	$31,187	$(671)	$13,791
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$(10,388)	$4,954	$(3,906)

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The net effect on earnings from the cross-currency swaps in 2025 was a loss of approximately $35,623, of which approximately $33,400 was offset against exchange rate differences related to Series B Notes and approximately $2,223 increased the interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2025 is summarized below:

	Buy December 31, 2025	Buy December 31, 2024	Sell December 31, 2025	Sell December 31, 2024
Euro	$317,075	$187,873	$4,520,517	$1,408,619
GBP	89,490	118,687	166,109	45,159
NIS	411,689	1,703,972	386	—
Other	129,006	69,525	406,743	571,956
	$947,260	$2,080,057	$5,093,755	$2,025,734